Affiliated companies and variable interest entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	¥ 2,010,249	¥ 1,811,245
Affiliated companies aggregate value	2,889,079	2,320,128
Impairment loss on a certain investment in affiliated company accounted for by the equity method	0	0	¥ 0
Dividends from affiliated companies accounted for by the equity method	174,485	147,039	¥ 126,977
Finance receivables	15,472,393	13,731,228
Operating leases	5,199,986	3,709,560
Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	5,169,524	3,674,969
Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Restricted cash	112,004	84,052
Secured debt	1,572,185	1,205,293
Variable Interest Entity, Primary Beneficiary | Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	144,729	16,447
Retail | Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Finance receivables	¥ 1,845,092	¥ 1,439,796